RELATED PARTIES - Management compensation (Details) - BRL (R$) R$ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Short-term benefits
Salary or compensation	R$ 22,866	R$ 19,010
Direct and indirect benefits	450	787
Bonus	3,250	5,781
Total short term benefits	26,566	25,578
Long-term benefits
Share-based compensation plan	45,529	45,051
Total long term benefits	45,529	45,051
Total management compensation	R$ 72,095	R$ 70,629